Share-Based Compensation - Summary of Non Vested Restricted Share Activity (Details)	12 Months Ended
Dec. 31, 2022 ¥ / shares shares
Number of non-vested restricted shares
Beginning Balance | shares	150,834
Granted | shares	4,000
Vested | shares	(32,312)
Forfeited | shares	(32,667)
Ending Balance | shares	89,855
Weighted-average grant-date fair value
Beginning Balance | ¥ / shares	¥ 324.12
Granted | ¥ / shares	224.85
Vested | ¥ / shares	493.62
Forfeited | ¥ / shares	427.29
Ending Balance | ¥ / shares	¥ 300.59